AB Active ETFs, Inc.

AB US High Dividend ETF

Portfolio of Investments

August 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.7%
Information Technology – 29.1%
Communications Equipment – 1.3%
Cisco Systems, Inc.	22,704	$1,568,619

Electronic Equipment, Instruments & Components – 0.8%
Avnet, Inc.	10,428	569,056
Corning, Inc.	4,875	326,771

		895,827

IT Services – 2.1%
Cognizant Technology Solutions Corp. - Class A	1,974	142,622
International Business Machines Corp.	5,857	1,426,121
VeriSign, Inc.	3,649	997,527

		2,566,270

Semiconductors & Semiconductor Equipment – 10.8%
Broadcom, Inc.	7,138	2,122,770
NVIDIA Corp.	56,736	9,882,276
Skyworks Solutions, Inc.	12,866	964,178

		12,969,224

Software – 7.6%
Microsoft Corp.	18,099	9,170,582

Technology Hardware, Storage & Peripherals – 6.5%
Apple, Inc.	28,829	6,692,364
HP, Inc.	37,608	1,073,333

		7,765,697

		34,936,219

Financials – 19.3%
Banks – 5.9%
Citigroup, Inc.	14,110	1,362,603
Citizens Financial Group, Inc.	1,031	53,901
Columbia Banking System, Inc.	22,862	612,016
Comerica, Inc.	9,078	640,725
JPMorgan Chase & Co.	2,765	833,426
PNC Financial Services Group, Inc. (The)	673	139,607
Regions Financial Corp.	29,750	814,852
TFS Financial Corp.	44,707	628,580
Truist Financial Corp.	18,730	876,939
US Bancorp	23,682	1,156,392

		7,119,041

Capital Markets – 6.8%
Blackstone, Inc.	3,594	616,012
Franklin Resources, Inc.	38,037	976,029
Goldman Sachs Group, Inc. (The)	1,974	1,471,123
Invesco Ltd.	45,621	998,644
Janus Henderson Group PLC	14,205	629,566
Morgan Stanley	9,049	1,361,693
State Street Corp.	9,061	1,041,743
T. Rowe Price Group, Inc.	9,380	1,009,476

		8,104,286

Company	Shares	U.S. $ Value

Consumer Finance – 1.0%
Ally Financial, Inc.	15,437	$633,689
OneMain Holdings, Inc.	10,167	628,930

		1,262,619

Financial Services – 1.9%
Berkshire Hathaway, Inc. - Class B(a)	2,018	1,015,013
Mastercard, Inc. - Class A	148	88,103
UWM Holdings Corp.	72,331	412,287
Visa, Inc. - Class A	950	334,191
Western Union Co. (The)	53,764	466,134

		2,315,728

Insurance – 1.7%
Principal Financial Group, Inc.	12,409	999,049
Prudential Financial, Inc.	9,435	1,034,642

		2,033,691

Mortgage Real Estate Investment Trusts (REITs) – 2.0%
AGNC Investment Corp.(b)	59,360	579,354
Annaly Capital Management, Inc.	27,431	581,263
Rithm Capital Corp.	47,909	593,113
Starwood Property Trust, Inc.	29,340	594,722

		2,348,452

		23,183,817

Consumer Discretionary – 8.8%
Automobiles – 1.8%
Ford Motor Co.	90,018	1,059,512
Tesla, Inc.(a)	3,283	1,096,095

		2,155,607

Broadline Retail – 3.2%
Amazon.com, Inc.(a)	16,648	3,812,392

Hotels, Restaurants & Leisure – 1.4%
McDonald’s Corp.	1,464	459,023
Travel & Leisure Co.	10,056	635,640
Vail Resorts, Inc.	3,808	623,750

		1,718,413

Leisure Products – 0.8%
Hasbro, Inc.	12,073	979,965

Specialty Retail – 1.6%
Home Depot, Inc. (The)	4,644	1,889,040

		10,555,417

Communication Services – 8.8%
Diversified Telecommunication Services – 2.3%
AT&T, Inc.	47,061	1,378,417
Verizon Communications, Inc.	30,366	1,343,088

		2,721,505

Company	Shares	U.S. $ Value

Entertainment – 0.2%
Netflix, Inc.(a)	147	$177,613

Interactive Media & Services – 5.4%
Alphabet, Inc. - Class A	12,785	2,722,054
Alphabet, Inc. - Class C	5,571	1,189,576
Meta Platforms, Inc. - Class A	3,477	2,568,460

		6,480,090

Media – 0.4%
Nexstar Media Group, Inc.	2,597	531,164

Wireless Telecommunication Services – 0.5%
Millicom International Cellular SA	12,966	626,387

		10,536,759

Real Estate – 6.1%
Health Care REITs – 1.0%
Healthpeak Properties, Inc.	28,342	508,455
Omega Healthcare Investors, Inc.	14,122	601,174

		1,109,629

Hotel & Resort REITs – 0.4%
Park Hotels & Resorts, Inc.	41,276	485,406

Office REITs – 0.4%
Highwoods Properties, Inc.	15,781	497,575

Retail REITs – 1.4%
NNN REIT, Inc.	13,937	598,037
Simon Property Group, Inc.	6,090	1,100,219

		1,698,256

Specialized REITs – 2.9%
EPR Properties	10,935	593,224
Gaming & Leisure Properties, Inc.	12,417	596,140
Millrose Properties, Inc.	18,166	641,441
National Storage Affiliates Trust	18,738	603,926
VICI Properties, Inc.	30,810	1,040,762

		3,475,493

		7,266,359

Utilities – 5.4%
Electric Utilities – 3.2%
Edison International	17,640	990,133
Eversource Energy	15,096	967,201
FirstEnergy Corp.	22,511	981,930
Pinnacle West Capital Corp.	10,451	933,901

		3,873,165

Gas Utilities – 0.6%
MDU Resources Group, Inc.	9,660	157,362
UGI Corp.	16,852	583,753

		741,115

Independent Power and Renewable Electricity Producers – 0.8%
Clearway Energy, Inc. - Class A	20,702	583,589

Company	Shares	U.S. $ Value

Clearway Energy, Inc. - Class C	11,708	$349,016

		932,605

Multi-Utilities – 0.8%
Consolidated Edison, Inc.	10,013	983,577

		6,530,462

Health Care – 5.3%
Biotechnology – 1.0%
AbbVie, Inc.	6,040	1,270,816

Health Care Providers & Services – 0.5%
Cardinal Health, Inc.	3,789	563,728

Pharmaceuticals – 3.8%
Bristol-Myers Squibb Co.	23,565	1,111,797
Eli Lilly & Co.	365	267,392
Johnson & Johnson	10,994	1,947,807
Pfizer, Inc.	48,643	1,204,400

		4,531,396

		6,365,940

Energy – 4.8%
Oil, Gas & Consumable Fuels – 4.8%
Antero Midstream Corp.	33,527	596,445
Chevron Corp.	10,171	1,633,463
Expand Energy Corp.	10,446	1,010,964
Exxon Mobil Corp.	1,112	127,091
HF Sinclair Corp.	12,631	642,665
ONEOK, Inc.	7,522	574,530
Phillips 66	8,471	1,131,556

		5,716,714

Industrials – 4.5%
Aerospace & Defense – 0.7%
Huntington Ingalls Industries, Inc.	3,061	828,888

Air Freight & Logistics – 0.9%
United Parcel Service, Inc. - Class B	12,193	1,066,156

Machinery – 1.1%
Mueller Industries, Inc.	6,420	615,935
Snap-on, Inc.	2,152	699,916

		1,315,851

Professional Services – 1.3%
Paychex, Inc.	7,470	1,041,729
Robert Half, Inc.	15,976	596,224

		1,637,953

Trading Companies & Distributors – 0.5%
MSC Industrial Direct Co., Inc. - Class A	6,617	597,052

		5,445,900

Consumer Staples – 4.1%
Beverages – 1.1%
PepsiCo, Inc.	9,229	1,371,891

Company	Shares	U.S. $ Value

Food Products – 0.8%
Conagra Brands, Inc.	16,671	$318,916
Smithfield Foods, Inc.	22,557	573,625

		892,541

Tobacco – 2.2%
Altria Group, Inc.	17,538	1,178,729
Philip Morris International, Inc.	8,750	1,462,387

		2,641,116

		4,905,548

Materials – 3.5%
Chemicals – 1.8%
FMC Corp.	15,293	597,956
Huntsman Corp.	45,427	506,965
LyondellBasell Industries NV - Class A	17,521	987,309

		2,092,230

Containers & Packaging – 1.3%
Amcor PLC	115,030	992,709
Sonoco Products Co.	12,226	577,679

		1,570,388

Metals & Mining – 0.4%
Anglogold Ashanti PLC	9,090	515,039

		4,177,657

Total Common Stocks (cost $107,872,560)		119,620,792

SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.14%(c) (d) (e) (cost $176,633)	176,633	176,633

Total Investments Before Security Lending Collateral for Securities Loaned – 99.8% (cost $108,049,193)		119,797,425

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.14%(c) (d) (e) (cost $587,000)	587,000	587,000

U.S. $ Value

Total Investments – 100.3% (cost $108,636,193)(f)	$120,384,425
Other assets less liabilities – (0.3)%	(391,000)

Net Assets – 100.0%	$119,993,425

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)

As of August 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $12,484,760 and gross unrealized depreciation of investments was $(736,528), resulting in net unrealized appreciation of $11,748,232.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

REIT – Real Estate Investment Trust

AB Active ETFs, Inc.

AB US High Dividend ETF

August 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$119,620,792	$—	$—	$119,620,792
Short-Term Investments	176,633	—	—	176,633
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	587,000	—	—	587,000

Total Investments in Securities	120,384,425	—	—	120,384,425
Other Financial Instruments(b)	—	—	—	—

Total	$120,384,425	$—	$—	$120,384,425

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2025 as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$57	$1,458	$1,338	$177	$3
AB Government Money Market Portfolio*	0	818	231	587	0	**
Total	$57	$2,276	$1,569	$764	$3

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.